Long-term Investments - Carrying Amount and Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Carrying amount and fair value of the marketable security
Cost Basis	$ 142,000	$ 223,385
Gross Unrealized Gains		62,952
Gross Unrealized Losses	(45,290)	(46,787)
Fair Value	96,710	239,550
Showworld
Carrying amount and fair value of the marketable security
Cost Basis		81,385
Gross Unrealized Gains		62,952
Gross Unrealized Losses		0
Fair Value		144,337
Didi
Carrying amount and fair value of the marketable security
Cost Basis	142,000	142,000
Gross Unrealized Gains		0
Gross Unrealized Losses	(45,290)	(46,787)
Fair Value	$ 96,710	$ 95,213